Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2018
Related Party Transactions Tables
Share based compensation and compensation under options for our officers and directors
	Three months
	ended March 31,
	2018	2017
Salaries	$-	$-
Short-term employee benefits	486	465
Stock-based compensation	1,006,805	1,496,453
	$1,007,291	$1,496,918